Shareholder Report, Average Annual Return (Details) 196735_Osterweis Growth - Income Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Osterweis Growth & Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	OSTVX (without sales charge)
Average Annual Return, Percent	9.76%	5.61%	8.60%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	17.80%	12.06%	14.16%
Bloomberg US Aggregate Bond [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond
Average Annual Return, Percent	4.35%	0.31%	1.70%
60% S&P 500/40% Bloomberg US Aggregate Blend [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500/40% Bloomberg US Aggregate Blend
Average Annual Return, Percent	12.35%	7.41%	9.26%